COMMITMENTS AND CONTINGENT LIABILITIES (Contingent Consideration) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Oct. 19, 2016	Dec. 31, 2015	Oct. 19, 2015
Loss Contingencies [Line Items]
Fair value of the contingent considerations		$ 640
Contingent considerations accrued expenses			$ 500
Turbochrome Ltd. [Member]
Loss Contingencies [Line Items]
Ownership percentage acquired				100.00%
Fair value of the contingent considerations			640	$ 640
Contingent considerations accrued expenses			500
Contingent considerations other long-term liabilities	$ 140		140
Earn-out Payment			$ 500
Turbochrome Ltd. [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Excpected earn-out payment				$ 2,000